Debt - Schedule of Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Debt discount		$ (2,398)	$ (65)
Total debt		10,972	4,826
Current portion of long-term debt	3,300	3,370	4,821
Debt, net of current portion	8,051	7,602	5
Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		0	1,433
Subordinated Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		10,000	0
Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		3,300	3,300
Equipment Line of Credit [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 70	$ 158